Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity	Stock option activity for the periods presented is as follows (in thousands, except share and per share data):

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2022	3,999,223	$3.95	9.3	$64
Granted	984,560	1.07
Exercised	(1,544)	0.50
Forfeited	(366,903)	4.01

Balance as of June 30, 2023	4,615,336	$3.49	8.3	$128

Stock option activity for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2021	1,476,475	$9.35	9.4	$884
Granted	3,595,838	1.88
Exercised	(60,520)	0.50
Forfeited	(1,012,570)	4.66

Balance as of December 31, 2022	3,999,223	$3.95	9.3	$64

Schedule of Stock Options Awards Valuation Assumptions
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Six Months Ended
June 30, 2023
Expected Term (Years)	6.02
Expected Volatility	41%
Risk-free interest rate	4.09%
Dividend Yield	—

The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Expected Term (Years)	6.09	6.02
Expected Volatility	41.0%	42.0%
Risk-free interest rate	2.74%	1.22%
Dividend Yield	—	—
The estimated fair values of these awards was determined using a Monte-Carlo valuation simulation, with the following most significant assumptions:

Year Ended December 31, 2022
Valuation date stock price	1.68
Valuation date to end of performance period (Years)	10.00
Expected Volatility	38.8%
Risk-free interest rate	2.80%
Dividend Yield	—

Schedule of Restricted Stock Units Activity
In April 2023, the Company issued time-based restricted stock units (“RSUs”) that vest in 2 equal annual installments. RSU activity for the periods presented is as follows:

Restricted Stock Units
Balance as of December 31, 2022	—
Granted	822,700
Vested	—
Forfeited	(28,550)

Balance as of June 30, 2023	794,150

Schedule of Equity-based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows (in thousands):

	Six Months Ended
	June 30, 2023
	2023	2022
Research and development	$300	$316
Sales and marketing	48	31
General and administrative	540	420

Total equity-based compensation expense	$888	$767

Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2022	2021
Research and development	$555	$250
Sales and marketing	(7)	6
General and administrative	1,276	390

Total equity-based compensation expense	$1,824	$646